EARNINGS (LOSS) PER ORDINARY SHARE - Headline Earnings (Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of earnings per share [Abstract]
Profit (loss) attributable to equity shareholders	$ 1,004	$ (235)	$ 233
(Reversal of impairment)/impairment of tangible assets, right of use assets and investment in joint venture, net	(52)	165	256
(Reversal of impairment)/impairment of tangible and right of use assets	(60)	192	315
Impairment of investment in joint venture	2	1	1
Taxation on (reversal of impairment)/impairment of tangible assets, right of use assets and investment in joint venture	6	(28)	(60)
Loss on derecognition and disposal of tangible assets and right of use assets, net	2	24	0
Loss on derecognition of tangible assets and right of use assets	0	35	4
Loss/(profit) on disposal of tangible assets	2	(6)	(4)
Taxation on derecognition and disposal of tangible assets	0	(5)	0
Headline earnings (loss) (1)	$ 954	$ (46)	$ 489
Basic headline earnings (loss) per share (USD per share)	$ 2.21	$ (0.11)	$ 1.16
Diluted headline earnings (loss) per share (USD per share)	$ 2.21	$ (0.11)	$ 1.16